Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	TCW ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001831313
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 01, 2024
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2024
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
TCW Transform 500 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - TCW Transform 500 ETF (formerly, Engine No. 1 Transform 500 ETF) (the “Fund”)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective: The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of an index composed of large-capitalization U.S. equities.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The investment advisory agreement between TCW ETF Trust (the “Trust”) and TCW Investment Management Company LLC (“TCW” or the “Adviser”) (the “Investment Advisory Agreement”) provides that the Adviser will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. For the period ended October 31, 2023, the Fund’s portfolio turnover rate was 2%. The Fund’s portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Large Cap Select Index℠ (the “Underlying Index”), which measures the performance of the 500 largest U.S. stocks by market capitalization, as determined by Morningstar, Inc. The Underlying Index consists of securities from a broad range of industries. As of January 31, 2024, the Underlying Index is represented by securities of companies in sectors including, but not limited to, information technology, health care, financials, consumer discretionary, communication services, industrials, consumer staples, energy, materials, utilities and real estate. The components of the Underlying Index are likely to change over time and the Underlying Index and the Fund are rebalanced on a quarterly basis. To the extent that the securities in the Underlying Index are concentrated in one or more industries or groups of industries, the Fund may concentrate in such industries or groups of industries. As of January 31, 2024, the Underlying Index was concentrated in the information technology sector, representing 30.15% of the value of the Underlying Index.

The Fund seeks to encourage accountability, change acceleration or transformational change at the public companies within its portfolio specifically through the application of proxy voting guidelines and through dialogue with management of the portfolio companies. The proxy voting guidelines are based on a commitment to protecting and enhancing the value of the Fund’s assets and driving increased transparency and accountability to align shareholder and stakeholder interests through favoring actions that encourage companies to create long-term value. Generally, in applying the proxy voting guidelines and in seeking to engage in dialogue with companies within the Fund’s portfolio, the Adviser may measure the investment made by companies in their employees, communities, customers, and the environment using financial, operational, and environmental and/or governance data provided by (i) the companies themselves, (ii) several publicly available data sources and (iii) the Adviser itself. This data may include, but are not limited to, air pollution, board composition, carbon emissions, employee health and safety, land use, wages, workforce diversity, among others. The Adviser will collect qualitative and quantitative data and compare the data against benchmarks based on industry trends. The Fund’s proxy voting guidelines, as well as the financial, operational and environmental and governance data included in such guidelines, will apply to all companies held by the Fund. The Adviser uses data from the companies themselves, and publicly available data sources (e.g., Bloomberg, Economic Policy Institute, Environmental Protection Agency (EPA), International Council on Clean Transportation (ICCT), Federal Reserve Economic Data, MIT Living Wage Calculator, US Department of Agriculture (USDA), U.S. Bureau of Labor Statistics, U.S. Department of Transportation, U.S. Energy Information Administration).

The Fund will invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in component securities of the Underlying Index or in depositary receipts representing component securities in the Underlying Index, in accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). Morningstar, Inc. is the index provider for the Underlying Index (the “Index Provider”). The Underlying Index is a free float adjusted market capitalization weighted index which consists of equity securities primarily traded in the United States. Free float adjusted means that a company’s representation within the index is based on the market value of the company’s outstanding shares that are readily available for trade on the open market and excludes shares held by certain owners, including other companies and governments. The Underlying Index targets the largest 500 U.S. stocks by market capitalization and weights them by float-adjusted market capitalization. Components of the Underlying Index are allocated across various sectors. However, the components of the Underlying Index and the sectors represented are likely to change over time. The Fund’s equity securities include common stock, equity preferred stock and real estate investment trusts (“REITs”). As of December 31, 2023, the free float market capitalizations of the companies in the Underlying Index ranged from $1,333,466,829.24 to $2,817,703,433,348.96, while the full market capitalizations ranged from $1,390,476,360.00 to $2,994,370,000,000.00. The Underlying Index included 505 securities as of December 31, 2023.

The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Indexing reduces the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. Under normal circumstances, the Fund will hold approximately 500 securities at any one time, but may, from time to time, invest in more or less than 500 securities, as the number of securities held may vary to the extent the number of securities held by the Underlying Index changes, or the Adviser believes such variance will help the Fund to achieve its investment objective.

The Fund may also invest in depositary receipts representing securities of the Underlying Index, to the extent such depository receipts are traded on U.S. exchanges. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, relating to securities included within the Underlying Index, and on a temporary basis in cash and cash equivalents, as well as in securities not included in the Underlying Index, but which the Adviser believes will help the Fund to achieve its investment objective. The Fund does not intend to write option contracts or enter into complex swap contracts or arrangements given its index-based investment focus.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received), however it is a priority of the Adviser and the Fund to vote all proxies, so securities lending revenue may be foregone as a result.

The Underlying Index is a product of the Index Provider, which is independent of the Fund and the Adviser. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Additional information regarding the Underlying Index, including its value, is available at https://indexes.morningstar.com/.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance: The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s year-to-year performance and the table shows how the Fund’s average annual total returns for the one-year and since inception periods compared to that of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart shows changes in the Fund’s year-to-year performance and the table shows how the Fund’s average annual total returns for the one-year and since inception periods compared to that of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 364-1383
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://tcw.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	AVERAGE ANNUAL TOTAL RETURNS* (For the period ended December 31, 2023)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	4th Quarter of 2023	11.95%
Worst Quarter	2nd Quarter of 2022	-16.90%

The Fund’s fiscal year end is October 31. The Fund’s most recent quarterly return (since the end of the last fiscal year) through January 31, 2024 was 16.36%.

Year to Date Return, Label	rr_YearToDateReturnLabel	quarterly return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jan. 31, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.90%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Average annual total returns are shown on a before- and after-tax basis for the Fund.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

TCW Transform 500 ETF | Morningstar US Large Cap Select TR USD (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.46%
Since Inception	rr_AverageAnnualReturnSinceInception	5.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 22, 2021
TCW Transform 500 ETF | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments.
TCW Transform 500 ETF | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return and ability to meet its investment objective. See “Additional Information About Principal Investment Strategies and Related Risks” below for a more detailed discussion of the principal risks that may impact your investment in the Fund.

TCW Transform 500 ETF | E T F Structure Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Structure Risks. The Fund is structured as an ETF and is subject to the special risks, including:

Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed by the Fund only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. Trading in shares on the Cboe may be halted due to market conditions or for reasons that, in the view of the Cboe, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Cboe. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Price Variance Risk. The market price of the Fund’s shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares may trade at a discount to NAV.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on the Cboe. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Fund’s shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

TCW Transform 500 ETF | Active Ownership Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Ownership Risk. Active ownership can take any of several forms, including proxy battles, publicity campaigns, and negotiations with management. In the event that an affiliate of the Fund or its investment adviser is engaged in an activist campaign with respect to a portfolio company, the Fund may be foreclosed from taking certain actions with respect to that company as a result of prohibitions on engaging in joint transactions with affiliates under Section 17(d) of the 1940 Act or as a result of other regulatory or fiduciary concerns. In addition, while the Fund intends to seek select opportunities to actively engage with one or more portfolio companies, it may only be able to do so in limited circumstances where no other affiliated fund has elected to do so with respect to the same portfolio companies. The Fund intends to be focused and directed in the selection of opportunities to actively engage with its portfolio companies. However, the foregoing restrictions and priorities may limit the Fund’s ability to engage with some of those select opportunities. In addition, the Fund may also be deemed to have knowledge of material nonpublic information with respect to portfolio companies from time to time as a result of actions being contemplated by one or more of its affiliates, which may limit its ability to trade in a specific name or buy or sell a position even if it may otherwise be appropriate to do so. In the event the Fund were to engage in activism, such activities may not be successful, or even if successful, the Fund’s investment may lose value. Additionally, engaging in activism may cause the Fund to incur expenses that another similar index fund may not experience. These limitations may reduce the ability of the Fund to fulfill its active ownership strategy.

TCW Transform 500 ETF | Index Related Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Index-Related Risk. There is no guarantee that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to closely correspond to the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

TCW Transform 500 ETF | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

TCW Transform 500 ETF | Large Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

TCW Transform 500 ETF | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The Fund could lose money over short periods due to short term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

TCW Transform 500 ETF | Tracking Error Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain tax treatment or the consequences of other tax structuring, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

TCW Transform 500 ETF | Asset Class Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Asset Class Risk. Securities in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.
TCW Transform 500 ETF | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

TCW Transform 500 ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s Adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

TCW Transform 500 ETF | Infectious Illness Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Infectious Illness Risk. An outbreak of an infectious respiratory illness, like COVID-19, could result in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets may experience temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV.

TCW Transform 500 ETF | Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

TCW Transform 500 ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

TCW Transform 500 ETF | Passive Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed, and the Adviser generally does not attempt to take defensive positions under any market conditions, including declining markets.
TCW Transform 500 ETF | Risk Of Investing In The U S [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

TCW Transform 500 ETF | Securities Lending Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. In addition, to the extent loaned securities are not returned in a timely manner, the Fund may be unable to vote proxies for such securities in accordance with its proxy voting policy.

TCW Transform 500 ETF | Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Technology Sector Risk. Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

TCW Transform 500 ETF | Healthcare Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Healthcare Sector Risk. The profitability of companies in the healthcare sector may be adversely affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, changes in the demand for medical products and services, a limited number of products, industry innovation, changes in technologies and other market developments. A number of issuers in the healthcare sector have recently merged or otherwise experienced consolidation. The effects of this trend toward consolidation are unknown and may be far-reaching. Many healthcare companies are heavily dependent on patent protection. The expiration of a company’s patents may adversely affect that company’s profitability. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and such efforts ultimately may be unsuccessful. Companies in the healthcare sector may be thinly capitalized and may be susceptible to product obsolescence. In addition, a number of legislative proposals concerning healthcare have been considered by the U.S. Congress in recent years. It is unclear what proposals will ultimately be enacted, if any, and what effect they may have on companies in the healthcare sector.

TCW Transform 500 ETF | Financial Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Financial Sector Risk. Performance of companies in the financial sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financial sector as a whole cannot be predicted.

TCW Transform 500 ETF | Consumer Discretionary Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

TCW Transform 500 ETF | Communication Services Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Communication Services Sector Risk. The communication services sector consists of both companies in the telecommunication services industry as well as those in the media and entertainment industry. Examples of companies in the telecommunication services industry group include providers of fiber- optic, fixed-line, cellular and wireless telecommunications networks. Companies in the media and entertainment industry group encompass a variety of services and products including television broadcasting, gaming products, social media, networking platforms, online classifieds, online review websites, and Internet search engines. Companies in the communication services sector may be affected by industry competition, substantial capital requirements, government regulation, and obsolescence of communications products and services due to technological advancement. Fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. In addition, while all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

The communication services sector of a country’s economy is often subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new regulatory requirements may negatively affect the business of communications companies. Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. The communications services industry can also be significantly affected by intense competition for market share, including competition with alternative technologies such as wireless communications, product compatibility and standardization, consumer preferences, rapid product obsolescence, research and development of new products, lack of standardization or compatibility with existing technologies, and a dependency on patent and copyright protections. Companies in the communication services sector may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in developing new products and services using new technology. Technological innovations may make the products and services of certain communications companies obsolete.

Telecommunications providers with exposure to the U.S. are generally required to obtain franchises or licenses in order to provide services in a given location. Licensing and franchise rights in the telecommunications sector are limited, which may provide an advantage to certain participants. Limited availability of such rights, high barriers to market entry and regulatory oversight, among other factors, have led to consolidation of companies within the sector, which could lead to further regulation or other negative effects in the future. Telecommunication providers investing in non-U.S. countries may be subject to similar risks. Additional risks include those related to competitive challenges in the U.S. from non-U.S. competitors engaged in strategic joint ventures with U.S. companies and in non-U.S. markets from both U.S. and non-U.S. competitors.

Companies in the media and entertainment industries can be significantly affected by several factors, including competition, particularly in formulation of products and services using new technologies, cyclicality of revenues and earnings, a potential decrease in the discretionary income of targeted individuals, changing consumer tastes and interests, and the potential increase in government regulation. Companies in the media and entertainment industries may become obsolete quickly. Advertising spending can be an important revenue source for media and entertainment companies. During economic downturns advertising spending typically decreases and, as a result, media and entertainment companies tend to generate less revenue.

TCW Transform 500 ETF | Industrials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Industrials Sector Risk. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand changes related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Global events, trade disputes and changes in government regulations, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies in this sector tend to rely to a significant extent on government demand for their products and services.

TCW Transform 500 ETF | Consumer Staples Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Consumer Staples Sector Risk. Companies in the consumer staples sector may be affected by the regulation of various product components and production methods, marketing campaigns and changes in the global economy, consumer spending and consumer demand. Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigation. Companies in the consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

TCW Transform 500 ETF | American Depositary Receipt A D R Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

American Depositary Receipt (“ADR”) Risk. ADRs are receipts issued by US banks evidencing ownership in securities of foreign issuers. Securities of foreign issuers, and consequently ADRs, may decrease in value due to changes in currency exchange rates, the economic climate in the issuer’s home country or for a variety of other reasons.

TCW Transform 500 ETF | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on the Adviser’s investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

TCW Transform 500 ETF | Risk Of Reliance On Third Party Data Sources [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Reliance on Third-Party Data Sources. The Adviser intends to evaluate its portfolio companies in part through the use of environmental and governance metrics that will be tested, among other ways, through the use of information sourced from publicly available data sources. For example, the environmental and governance criteria used by the Adviser in seeking to encourage accountability, change acceleration or transformational change at the public companies within the Fund’s portfolio incorporates data made available by third parties. In addition, the proxy voting guidelines developed by the Adviser will employ similar metrics that will likewise be evaluated with the assistance of third-party data sources. The data provided by such third parties, though, may be limited or only take into account one, or a few, of many related components of portfolio companies. In addition, environmental and governance information across third party data sources, indexes and other funds may differ substantially and/or be incomparable. As a result, the approach taken by the Fund with respect to a specific portfolio company may differ materially depending upon which third party data source or sources it uses. The Fund’s reliance upon such third-party data sources may also expose it to data errors on the part of such sources.

TCW Transform 500 ETF | TCW Transform 500 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VOTE
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.05%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 5
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	16
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	28
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 64
Annual Return 2023	rr_AnnualReturn2023	27.42%	[1]
1 Year	rr_AverageAnnualReturnYear01	27.42%
Since Inception	rr_AverageAnnualReturnSinceInception	5.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 22, 2021
TCW Transform 500 ETF | TCW Transform 500 ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.98%
Since Inception	rr_AverageAnnualReturnSinceInception	5.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 22, 2021
TCW Transform 500 ETF | TCW Transform 500 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.50%
Since Inception	rr_AverageAnnualReturnSinceInception	4.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 22, 2021
TCW Transform Systems ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - TCW Transform Systems ETF (formerly, TCW Transform Climate ETF) (the “Fund”)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective: The Fund’s investment objective is long-term growth of capital.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The investment advisory agreement between TCW ETF Trust (the “Trust”) and TCW Investment Management Company LLC (“TCW” or the “Adviser”) (the “Investment Advisory Agreement”) provides that the Adviser will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. For the fiscal year ended October 31, 2023, the Fund’s portfolio turnover rate was 91%. The Fund’s portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to invest in companies that the Adviser believes will benefit from global transformation in the systems supporting how energy and power are sourced, produced, and consumed. Government policy and public demand are shifting the global economy towards more efficient and lower net-emission energy systems. This large-scale systems change is creating unique opportunities in the public markets, particularly in “brown” or “grey” old-economy businesses that require huge investments as the way consumers source and use energy and power changes. The Fund portfolio will include companies that the Adviser believes will either lead or win in the transition, where efficiency and alternative approaches are highly valued, or enable these shifts.

Target companies are typically chosen from companies included in the Morningstar® US Market Extended TR USD Index℠ but may be selected from a universe of US- and non-US-listed equity securities. The Morningstar® US Market Extended TR USD Index℠ measures the performance of US securities and targets 99.5% market capitalization coverage of the investable universe. It is a diversified broad market index and does not incorporate sustainability criteria.

The key criteria by which the Adviser assesses companies for investment by the Fund, in addition to traditional operational and financial performance and valuation, are expected to include consideration of whether a company’s business practices, products, or services are designed to enable or benefit from the shift in energy and power systems. In particular, companies are expected to play a role in the overhauling of several key systems supporting this transformation, including but not limited to:

●	Transportation: the world’s transportation systems require major updates to keep up with the energy transformation. This includes the end-to-end supply chains of battery-powered electric vehicles – which rely on numerous inputs and processes including minerals, mining, and semiconductors. This transformation also encompasses other major transportation industries, such as commercial freight which includes railroads and various forms of trucking, and commercial aviation, which is transforming to become more fuel efficient, resulting in fuel savings and materially lower airline operating costs.

●	Electric Grid: the electric grid needs to be overhauled and expanded to accommodate new, intermittent sources of energy and the planet’s increased demand for electricity. This transformation requires investment in grid infrastructure including equipment such as transmission lines, substations and transformers while also requiring significant enhancements in grid technology, digitization, and intelligent monitoring devices. Further this investment will draw heavily upon raw materials such as copper to lay the foundation for the electric grid of the future.

●	Power Generation: the energy transformation is significantly impacting how the world generates energy. This impacts companies who currently provide renewable energy solutions, but also existing energy companies, like those in Oil and Gas, that are adapting to be more efficient, as well as the companies that enable their transition.

●	Enablers to the transformation of energy systems including commercial services such as waste management, equipment rental and engineering and construction; information technology businesses such as semiconductor and software companies; capital goods manufacturers and distributors; automation providers and others.

The Adviser believes the transformation of these systems can have a major compounding effect on industries across the economy. For instance, there is increased demand for waste management services and cost-efficient plastics recycling, which minimizes the energy required to create new plastic material. Similarly, the increased demand for energy-intensive data centers is driving the need for more energy efficient solutions at these sites.

Through its disciplined, bottom-up investment process, the Adviser attempts to construct a concentrated portfolio of companies that are well-positioned to take advantage of the opportunities this transformation presents. In considering potential investments, the Adviser will generally use a proprietary framework which includes fundamental analysis (such as company financial modeling and valuation analysis), combined with quantitative and thematic data, such as those that account for the complexity of the interconnecting systems in the transition, to identify companies with competitive advantages that the Adviser believes are trading at discounts to intrinsic value. The Fund will take an active management approach in responding to the complexities and developments of this systems transformation.

The Fund will invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in portfolio companies that the Adviser believes are either poised to transform or are actively in the process of transforming the systems supporting how energy and power are sourced, produced or consumed (e.g., “brown-to-grey” businesses that are transforming to generate some energy from renewable sources and/or to generate energy more efficiently) or that provide goods or services that aid other businesses in effecting such systems transformation, in accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may invest up to 20% of the value of its net assets, plus the amount of any borrowings for investment purposes, in cash and cash equivalents and securities that do not meet the foregoing test. The key criteria, as discussed above, by which the Adviser assesses companies for investment by the Fund will be applied to all investments by the Fund except for temporary investments or investments in cash equivalents.

The Adviser considers environmental and governance risk factors as part of its investment process, particularly in considering the ways in which each company’s externalities, and the management of these factors, could ultimately drive financial performance. The Adviser does not use aggregated environmental or governance ratings or rankings to exclude specific companies or sectors from investment, but instead generally uses its own proprietary analysis of each company’s specific externalities to make better informed decisions. The Adviser generally estimates these externalities using data from the companies themselves, and publicly available data sources (e.g., Bloomberg, Economic Policy Institute, Environmental Protection Agency (EPA), International Council on Clean Transportation (ICCT), Federal Reserve Economic Data, MIT Living Wage Calculator, US Department of Agriculture (USDA), U.S. Bureau of Labor Statistics, U.S. Department of Transportation, U.S. Energy Information Administration).

The Fund invests in U.S.-listed equity, American Depositary Receipts (ADRs) and non-U.S. developed and emerging market-listed securities, which over time may vary as market and investment opportunities change. The Fund’s investments may include micro-, small-, medium- and large-capitalization companies. The Adviser expects to hold between 20-40 equities within the Fund’s portfolio.

In furtherance of its investment objective and where the Adviser believes it will be rewarded in the stock price, the Fund seeks to encourage accountability, change acceleration or transformational change at the public companies within its portfolio specifically through the application of proxy voting guidelines and through dialogue with management of the portfolio companies. The proxy voting guidelines are based on a commitment to protecting and enhancing the value of the Fund’s assets and driving increased transparency and accountability to align shareholder and stakeholder interests through favoring actions that encourage companies to create long-term value. Generally, in applying the proxy voting guidelines and in seeking to engage in dialogue with companies within the Fund’s portfolio, the Adviser may measure the investment made by companies in their employees, communities, customers, and the environment using financial, operational, and environmental and/or governance data provided by (i) the companies themselves, (ii) several publicly available data sources and (iii) the Adviser itself. This data may include, but are not limited to, air pollution, board composition, carbon emissions, employee health and safety, land use, wages, workforce diversity, among others. The Adviser will collect qualitative and quantitative data and compare the data against benchmarks based on industry trends. The Fund’s proxy voting guidelines, as well as the financial, operational and environmental and governance data included in such guidelines, will apply to all companies held by the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received), however it is a priority of the Adviser and the Fund to vote all proxies, so securities lending revenue may be foregone as a result. The Fund is a “non-diversified” fund, and, as such, may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance: The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s year-to-year performance and the table shows how the Fund’s average annual total returns for the one-year and since inception periods compared to that of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart shows changes in the Fund’s year-to-year performance and the table shows how the Fund’s average annual total returns for the one-year and since inception periods compared to that of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 364-1383
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://tcw.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	AVERAGE ANNUAL TOTAL RETURNS* (For the period ended December 31, 2023)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	4th Quarter of 2023	11.13%
Worst Quarter	3rd Quarter of 2023	-1.93%

The Fund’s fiscal year end is October 31. The Fund’s most recent quarterly return (since the end of the last fiscal year) through January 31, 2024 was 15.37%.

Year to Date Return, Label	rr_YearToDateReturnLabel	quarterly return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jan. 31, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.93%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Average annual total returns are shown on a before- and after-tax basis for the Fund.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

TCW Transform Systems ETF | Morningstar US Market Extended TR USD (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.22%
Since Inception	rr_AverageAnnualReturnSinceInception	3.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 02, 2022
TCW Transform Systems ETF | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments.
TCW Transform Systems ETF | Non Diversification Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
TCW Transform Systems ETF | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return and ability to meet its investment objective. See “Additional Information About Principal Investment Strategies and Related Risks” below for a more detailed discussion of the principal risks that may impact your investment in the Fund.

TCW Transform Systems ETF | E T F Structure Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Structure Risks. The Fund is structured as an ETF and is subject to the special risks, including:

Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed by the Fund only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. Trading in shares on the Cboe may be halted due to market conditions or for reasons that, in the view of the Cboe, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Cboe. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Price Variance Risk. The market price of the Fund’s shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares may trade at a discount to NAV.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on the Cboe. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Fund’s shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

TCW Transform Systems ETF | Active Ownership Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Ownership Risk. Active ownership can take any of several forms, including proxy battles, publicity campaigns, and negotiations with management. In the event that an affiliate of the Fund or its investment adviser is engaged in an activist campaign with respect to a portfolio company, the Fund may be foreclosed from taking certain actions with respect to that company as a result of prohibitions on engaging in joint transactions with affiliates under Section 17(d) of the 1940 Act or as a result of other regulatory or fiduciary concerns. In addition, while the Fund intends to seek select opportunities to actively engage with one or more portfolio companies, it may only be able to do so in limited circumstances where no other affiliated fund has elected to do so with respect to the same portfolio companies. The Fund intends to be focused and directed in the selection of opportunities to actively engage with its portfolio companies. However, the foregoing restrictions and priorities may limit the Fund’s ability to engage with some of those select opportunities. In addition, the Fund may also be deemed to have knowledge of material nonpublic information with respect to portfolio companies from time to time as a result of actions being contemplated by one or more of its affiliates, which may limit its ability to trade in a specific name or buy or sell a position even if it may otherwise be appropriate to do so. In the event the Fund were to engage in activism, such activities may not be successful, or even if successful, the Fund’s investment may lose value. These limitations may reduce the ability of the Fund to fulfill its active ownership strategy.

TCW Transform Systems ETF | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

TCW Transform Systems ETF | Large Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

TCW Transform Systems ETF | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The Fund could lose money over short periods due to short term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

TCW Transform Systems ETF | Asset Class Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Asset Class Risk. Securities in the Fund’s portfolio may underperform in comparison to the general financial markets, particular financial market or other asset classes.
TCW Transform Systems ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s Adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

TCW Transform Systems ETF | Infectious Illness Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Infectious Illness Risk. An outbreak of an infectious respiratory illness, like COVID-19, could result in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets may experience temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV.

TCW Transform Systems ETF | Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

TCW Transform Systems ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

TCW Transform Systems ETF | Risk Of Investing In The U S [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

TCW Transform Systems ETF | Securities Lending Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. In addition, to the extent loaned securities are not returned in a timely manner, the Fund may be unable to vote proxies for such securities in accordance with its proxy voting policy.

TCW Transform Systems ETF | American Depositary Receipt A D R Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

American Depositary Receipt (“ADR”) Risk. ADRs are receipts issued by US banks evidencing ownership in securities of foreign issuers. Securities of foreign issuers, and consequently ADRs, may decrease in value due to changes in currency exchange rates, the economic climate in the issuer’s home country or for a variety of other reasons.

TCW Transform Systems ETF | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on the Adviser’s investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

TCW Transform Systems ETF | Risk Of Reliance On Third Party Data Sources [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Reliance on Third-Party Data Sources. The Adviser intends to evaluate its portfolio companies in part through the use of environmental and governance metrics that will be tested, among other ways, through the use of information sourced from publicly available data sources. For example, the environmental and governance criteria used by the Adviser in seeking to encourage accountability, change acceleration or transformational change at the public companies within the Fund’s portfolio incorporates data made available by third parties. In addition, the proxy voting guidelines developed by the Adviser will employ similar metrics that will likewise be evaluated with the assistance of third-party data sources. The data provided by such third parties, though, may be limited or only take into account one, or a few, of many related components of portfolio companies. In addition, environmental and governance information across third party data sources, indexes and other funds may differ substantially and/or be incomparable. As a result, the approach taken by the Fund with respect to a specific portfolio company may differ materially depending upon which third party data source or sources it uses. The Fund’s reliance upon such third-party data sources may also expose it to data errors on the part of such sources.

TCW Transform Systems ETF | Micro Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Micro-Capitalization Companies Risk. Micro-cap companies may be newly formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with those investments are generally greater than those associated with investments in the securities of larger, more established companies. Micro-cap common stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general. This may cause the Fund’s net asset value to be more volatile when compared to investment companies that focus only on larger cap companies.

TCW Transform Systems ETF | Small And Medium Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Medium Capitalization Companies Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market prices fall more disproportionately than larger companies in response to selling pressures. In addition, small and medium sized companies may have limited markets, product lines, or financial resources and lack management experience.

TCW Transform Systems ETF | Non Diversification Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

TCW Transform Systems ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

TCW Transform Systems ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. Such risks may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for shares and cause the Fund to decline in value.

TCW Transform Systems ETF | TCW Transform Systems ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NETZ
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 930
Annual Return 2023	rr_AnnualReturn2023	20.84%	[2]
1 Year	rr_AverageAnnualReturnYear01	20.84%
Since Inception	rr_AverageAnnualReturnSinceInception	7.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 02, 2022
TCW Transform Systems ETF | TCW Transform Systems ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.56%
Since Inception	rr_AverageAnnualReturnSinceInception	7.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 02, 2022
TCW Transform Systems ETF | TCW Transform Systems ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.46%
Since Inception	rr_AverageAnnualReturnSinceInception	6.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 02, 2022
TCW Transform Supply Chain ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - TCW Transform Supply Chain ETF (formerly, Engine No. 1 Transform Supply Chain ETF) (the “Fund”)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective: The Fund’s investment objective is long-term growth of capital.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The investment advisory agreement between TCW ETF Trust (the “Trust”) and TCW Investment Management Company LLC (“TCW” or the “Adviser”) (the “Investment Advisory Agreement”) provides that the Adviser will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the period ended October 31, 2023, the Fund’s portfolio turnover rate was 63%. The Fund began operation on February 14, 2023. The Fund’s portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Transform Supply Chain ETF is an actively managed exchange-traded fund (“ETF”) that invests in U.S.-listed equity, American depositary receipt (“ADR”) securities, and non-U.S. developed and emerging market-listed securities, which over time may vary as market and investment opportunities change. The Fund may also enter into currency-related spot transactions when it transacts in equities denominated in foreign currencies or invest in certain derivative instruments, such as currency futures or forwards that will help the Adviser manage risk associated with foreign currency exposure, if any, or futures contracts. The Fund’s investments may include micro-, small-, medium- and large-capitalization equities of companies. The Adviser expects to hold between 20-40 equities within the Fund’s portfolio.

The Adviser expects to invest in the equities of companies that it deems are creating value through supply chain transformation. A supply chain is defined as a network between a company and its suppliers to produce and distribute a specific product to the final buyer. According to the Adviser, companies are transforming their own or others’ supply chains by reshoring manufacturing jobs (i.e., bringing jobs closer to point of sale, stabilizing manufacturing capacity, reducing disruption and geopolitical risks, enhancing sourcing transparency and increasing emissions and environmental impact standards), automating and/or innovating business operations (i.e., offsetting labor cost disadvantage of high-cost countries by boosting output per worker, streamlining business operations to drive lower costs, and improving labor conditions for workers), or through transportation enablement (i.e., providing manufacturers with reliable and affordable access to raw materials, while also facilitating movement of finished goods to end market). Portfolio companies are primarily those that the Adviser believes are creating value or minimizing risks as it relates to their supply chains or the supply chains of others. Companies are from no one particular industry; instead, they are from a broad range of industries such as factory automation, transportation providers, industrial goods and services, alternative energy, semiconductors and semiconductor capital equipment, materials, or waste management & recycling.

Companies are typically chosen from the Morningstar® US Market Extended TR USD Index℠ but may be selected from a universe of U.S. and non-U.S. listed equity securities that span across sectors, including but not limited to consumer discretionary, industrials, materials, and technology. The Morningstar® US Market Extended TR USD Index℠ is a broad-based free-float market capitalization weighted index comprised of U.S. large, mid, and small capitalization equity securities that span all sectors of the U.S. economy. It does not incorporate environmental, social and governance criteria into its methodology, nor is it an index comprised of equities of companies that could be considered as aiding the supply chain.

When selecting equities of companies for the portfolio, the Adviser will assess a company’s strategy and financial performance by doing things such as attending company earnings calls, interviewing management, visiting company headquarters and manufacturing plants, reviewing company reports such as Form 10-K’s, financial statements (i.e., balance sheet, income statement, and statement of cash flows), publicly available and sell-side research and performing fundamental financial analyses such as company financial modeling and ratio analysis. For example, the Fund may invest in the equities of companies that have better long-term financial stability and profitability relative to peers (using metrics such as net sales revenue, EBITDA (earnings before interest, taxes, depreciation and amortization), profit margin, or market share) as a result of their supply chain strategy. The Adviser also expects to include, as part of its company assessments, additional company reporting, targets, progress, and strategic positioning, such as:

Companies whose leadership has made it a strategic business focus, made changes to its business operations, or made commitments that address sustainability factors specific to supply chain instability & insecurity such as:

●	Creating manufacturing jobs closer to distribution centers in North America;

●	Having business practices with lower environmental impact; or

●	Diversifying its supplier sources to reduce minimize disruptions.

Such companies will be identified and assessed through reporting on targets and progress through various sources, such as regulatory filings, annual reports, or shareholder meetings, related to:

●	Plans to build new manufacturing plants and the number of jobs created. For example, the Adviser may use records of companies that have set quantifiable job creation targets using corporate reporting, regulatory reporting, or press releases to identify companies that are committed to creating jobs in North America through changes in their supply chains.

●	Carbon emissions reporting as well as progress toward cutting carbon emissions by a given amount by a given date. For example, a company may report lowering its carbon emissions broadly, or more specifically through its use of carbon credits.

●	Companies whose products or services reflect supporting, progressing, or reducing supply chain disruptions, creating jobs, or minimizing their environmental impact, by executing on their commitments to transform their supply chains. For example, this may be judged by the historical and projected number of supply chain disruptions and their economic impacts, the number of jobs created or carbon intensity of the business, including how capital budgets, research and development, and corporate strategy are shifting over time. The Adviser may assess corporate filings, regulatory filings, and investor presentations to assess how a specific company is transforming its products, services, or operations.

●	Companies whose business model is well-adapted to the risks and opportunities that changes in geopolitics, international trade, government regulation and localizing supply chains present. For example, the Adviser may assess the degree to which changes to supply chains will affect the market share growth, profitability, and risk to potential investments over time. For example, the Adviser may analyze the changes in the location of manufacturing relative to distribution and compare labor costs (including opportunity costs associated with supply chain disruptions), associated with a specific company’s business model, to understand how those changes affect the company’s profitability.

The Adviser considers environmental and governance risk factors as part of its investment process, particularly in considering the ways in which each company’s externalities, and the management of these factors, could ultimately drive financial performance. The Adviser does not use aggregated environmental or governance ratings or rankings to exclude specific companies or sectors from investment, but instead generally uses its own proprietary analysis of each company’s specific externalities to make better informed decisions. The Adviser generally estimates these externalities using data from the companies themselves, and publicly available data sources (e.g., Bloomberg, Economic Policy Institute, Environmental Protection Agency (EPA), International Council on Clean Transportation (ICCT), Federal Reserve Economic Data, MIT Living Wage Calculator, US Department of Agriculture (USDA), U.S. Bureau of Labor Statistics, U.S. Department of Transportation, U.S. Energy Information Administration).

The Adviser may utilize a quantitative and/or a qualitative approach to measuring the effects of company supply chains, based on both public information as well as a due diligence process (noted above) undertaken by the Adviser with respect to potential investments that focuses on key impacts on supply chains, including greater supply chain stability and security, job creation and lower environmental impact.

As part of its due diligence process for prospective and ongoing investments, the Adviser then assesses the ways those decisions may affect company revenue and earnings projections, discount rates, terminal values (i.e., the calculated rate at which it is assumed its cash flows will grow at forever), and valuations particularly through changes in regulation; customer or employee preferences; and competitive risk from innovation or disruption. For example, the Adviser may use one or multiple data sources to estimate supply chain stability and security, job creation and lower environmental impact, associated with a company’s products and services and then assess how possible changes in trade policy, regulations within various industries are shifting demand for certain products and services based on consumer preferences. The Adviser may then estimate the risk of disruption from more innovative or more cost effectively produced products and services created by competitors, including how such developments could potentially lower long-term growth assumptions, increase the discount rates the Adviser applies to that growth to account for higher risk, reduce terminal values to reflect lower terminal growth, and as a result lower assumed valuation of the company.

These criteria by which the Adviser assesses companies for investment by the Fund will be applied to all investments by the Fund except for temporary investments or investments in cash equivalents.

In furtherance of its investment objective and where the Adviser believes it will be rewarded in the stock price, the Fund seeks to encourage accountability, change acceleration or transformational change at the public companies within its portfolio specifically through the application of proxy voting guidelines and through dialogue with management of the portfolio companies. The proxy voting guidelines are based on a commitment to protecting and enhancing the value of the Fund’s assets and driving increased transparency and accountability to align shareholder and stakeholder interests through favoring actions that encourage companies to create long-term value. Generally, in applying the proxy voting guidelines and in seeking to engage in dialogue with companies within the Fund’s portfolio, the Adviser may measure the investment made by companies in their employees, communities, customers, and the environment using financial, operational, and environmental and/or governance data provided by (i) the companies themselves, (ii) several publicly available data sources and (iii) the Adviser itself. This data may include, but are not limited to, air pollution, board composition, carbon emissions, employee health and safety, land use, wages, workforce diversity, among others. The Adviser will collect qualitative and quantitative data and compare the data against benchmarks based on industry trends. The Fund’s proxy voting guidelines, as well as the financial, operational and environmental and governance data included in such guidelines, will apply to all companies held by the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received), however it is a priority of the Adviser and the Fund to vote all proxies, so securities lending revenue may be foregone as a result. The Fund is a “non-diversified” fund, and, as such, may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance: Because the Fund does not have a full calendar year of performance as of the date of this Prospectus, no performance information for the Fund has been provided. In the future, performance information will be presented in this section of this prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (213) 244-0400.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund does not have a full calendar year of performance as of the date of this Prospectus, no performance information for the Fund has been provided.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(213) 244-0400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://tcw.com
TCW Transform Supply Chain ETF | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments.
TCW Transform Supply Chain ETF | Non Diversification Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
TCW Transform Supply Chain ETF | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return and ability to meet its investment objective. See “Additional Information About Principal Investment Strategies and Related Risks” below for a more detailed discussion of the principal risks that may impact your investment in the Fund.

TCW Transform Supply Chain ETF | E T F Structure Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Structure Risks. The Fund is structured as an ETF and is subject to the special risks, including:

Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed by the Fund only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. Trading in shares on the Cboe may be halted due to market conditions or for reasons that, in the view of the Cboe, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Cboe. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. The market price of the Fund’s shares also will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. There may be times when the market price and the NAV vary significantly.

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on the Cboe. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Fund’s shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

TCW Transform Supply Chain ETF | Active Ownership Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Ownership Risk. Active ownership can take any of several forms, including proxy battles, publicity campaigns, and negotiations with management. In the event that an affiliate of the Fund or its investment adviser is engaged in an activist campaign with respect to a portfolio company, the Fund may be foreclosed from taking certain actions with respect to that company as a result of prohibitions on engaging in joint transactions with affiliates under Section 17(d) of the Investment Company Act of 1940, as amended (the “1940 Act”) or as a result of other regulatory or fiduciary concerns. In addition, while the Fund intends to seek select opportunities to actively engage with one or more portfolio companies, it may only be able to do so in limited circumstances where no other affiliated fund has elected to do so with respect to the same portfolio companies. The Fund intends to be focused and directed in the selection of opportunities to actively engage with its portfolio companies. However, the foregoing restrictions and priorities may limit the Fund’s ability to engage with some of those select opportunities. In addition, the Fund may also be deemed to have knowledge of material nonpublic information with respect to portfolio companies from time to time as a result of actions being contemplated by one or more of its affiliates, which may limit its ability to trade in a specific name or buy or sell a position even if it may otherwise be appropriate to do so. In the event the Fund were to engage in activism, such activities may not be successful, or even if successful, the Fund’s investment may lose value. These limitations may reduce the ability of the Fund to fulfill its active ownership strategy.

TCW Transform Supply Chain ETF | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

TCW Transform Supply Chain ETF | Large Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

TCW Transform Supply Chain ETF | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The Fund could lose money over short periods due to short term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

TCW Transform Supply Chain ETF | Asset Class Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Asset Class Risk. Securities in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.
TCW Transform Supply Chain ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s Adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

TCW Transform Supply Chain ETF | Infectious Illness Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Infectious Illness Risk. An outbreak of an infectious respiratory illness, like COVID-19, could result in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets may experience temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV.

TCW Transform Supply Chain ETF | Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

TCW Transform Supply Chain ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

TCW Transform Supply Chain ETF | Risk Of Investing In The U S [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

TCW Transform Supply Chain ETF | Securities Lending Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. In addition, to the extent loaned securities are not returned in a timely manner, the Fund may be unable to vote proxies for such securities in accordance with its proxy voting policy.

TCW Transform Supply Chain ETF | American Depositary Receipt A D R Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

American Depositary Receipt (“ADR”) Risk. ADRs are receipts issued by US banks evidencing ownership in securities of foreign issuers. Securities of foreign issuers, and consequently ADRs, may decrease in value due to changes in currency exchange rates, the economic climate in the issuer’s home country or for a variety of other reasons.

TCW Transform Supply Chain ETF | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on the Adviser’s investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

TCW Transform Supply Chain ETF | Risk Of Reliance On Third Party Data Sources [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Reliance on Third-Party Data Sources. The Adviser intends to evaluate its portfolio companies in part through the use of environmental and governance metrics that will be tested, among other ways, through the use of information sourced from publicly available data sources. For example, the environmental and governance criteria used by the Adviser in seeking to encourage accountability, change acceleration or transformational change at the public companies within the Fund’s portfolio incorporates data made available by third parties. In addition, the proxy voting guidelines developed by the Adviser will employ similar metrics that will likewise be evaluated with the assistance of third-party data sources. The data provided by such third parties, though, may be limited or only take into account one, or a few, of many related components of portfolio companies. In addition, environmental and governance information across third party data sources, indexes and other funds may differ substantially and/or be incomparable. As a result, the approach taken by the Fund with respect to a specific portfolio company may differ materially depending upon which third party data source or sources it uses. The Fund’s reliance upon such third-party data sources may also expose it to data errors on the part of such sources.

TCW Transform Supply Chain ETF | Micro Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Micro Capitalization Companies Risk. Micro cap companies may be newly formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with those investments are generally greater than those associated with investments in the securities of larger, more established companies. Micro cap common stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general. This may cause the Fund’s net asset value to be more volatile when compared to investment companies that focus only on larger cap companies.

TCW Transform Supply Chain ETF | Small And Medium Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Medium Capitalization Companies Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market prices fall more disproportionately than larger companies in response to selling pressures. In addition, small and medium sized companies may have limited markets, product lines, or financial resources and lack management experience.

TCW Transform Supply Chain ETF | Non Diversification Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

TCW Transform Supply Chain ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

TCW Transform Supply Chain ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. Such risks may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for shares and cause the Fund to decline in value.

TCW Transform Supply Chain ETF | Supply Chain Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Supply Chain Risks. Companies supply chains are generally subject to risk such as legislative or regulatory changes; adverse market conditions and/or increased competition; technological developments and changing technology; cyberattacks that may compromise a company’s operations or business; occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, exchange rate movements, and insurance costs; pandemics, natural disasters or other crisis; boarder and/or import controls; pent-up /increased demand; mobility restrictions; shortages of product and labor; dependence on intellectual property rights, and potential loss or impairment of those rights; research and development costs; and rapid product obsolescence. Global, regional, or local events, such as changes to trade relations, trade restrictions, and/or military conflict, may materially disrupt or indefinitely impair the operations of these companies. Securities of these companies may be cyclical and occasionally subject to sharp price movements. Certain companies may be subject to significant regulation, including environmental regulation, by federal, state and local governmental agencies.

TCW Transform Supply Chain ETF | Limited History Of Operations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Limited History of Operations Risk. The Fund is a new fund with limited history of operations for investors to evaluate.
TCW Transform Supply Chain ETF | TCW Transform Supply Chain ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SUPP
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 930

[1]	For the period shown in the bar chart above:
[2]	For the period shown in the bar chart above:
[3]	Estimated for the current fiscal year.